Note 2 - Allowance for Credit Losses: Schedule of Allowance for Loan Losses (Tables)	6 Months Ended
Jun. 30, 2020
Tables/Schedules
Schedule of Allowance for Loan Losses
Loan Class	June 30, 2020	December 31, 2019

Live Check Consumer Loans	$ 3,391,920	$ 4,689,601
Premier Consumer Loans	1,830,080	2,587,373
Other Consumer Loans	16,313,638	26,509,178
Real Estate Loans	1,538,823	1,259,471
Sales Finance Contracts	1,523,678	2,301,970
Total	$ 24,598,139	$ 37,347,593